Segments Information (Tables)	12 Months Ended
Oct. 31, 2025
Segments Information [Abstract]
Schedule of Reportable Segments

Summarized financial information for the two reportable segments is as follows:

	Year Ended October 31, 2025
	Product Sales	Franchise fees	Consolidated
Revenues, net	1,014,034	1,510,809	2,524,843
Cost of revenues	129,326	13,200	142,526
Gross profit	884,708	1,497,609	2,382,317
Depreciation and amortization	109,369	—	109,369
Other (income) expense, net	11,130,126	15,226,929	26,357,055
Income tax expenses (benefits)	18,198	262,448	280,646
Net Income (loss)	(10,372,985)	(13,991,768)	(24,364,753)

	Year Ended October 31, 2024
	Product Sales	Franchise fees	Consolidated
Revenues, net	707,231	1,674,620	2,381,851
Cost of revenues	88,983	106,353	195,336
Gross profit	618,248	1,568,267	2,186,515
Depreciation and amortization	18,636	4,050	22,686
Other (income) expense, net	742,202	628,206	1,370,408
Income tax expenses (benefits)	(23,992)	338,852	314,860
Net Income (loss)	(118,598)	597,159	478,561
	Year Ended October 31, 2023
	Product Sales	Franchise fees	Consolidated
Revenues, net	648,745	1,810,357	2,459,102
Cost of revenues	141,785	169,204	310,989
Gross profit	506,960	1,641,153	2,148,113
Depreciation and amortization	4,936	15,127	20,063
Other (income) expense, net	558,094	388,387	946,481
Income tax expense (benefit)	(17,163)	346,690	329,527
Net Income (loss)	(38,907)	890,949	852,042

Schedule of Financial Information for Revenues, Costs and Profits

Sales revenues comprised of the following:

	Year Ended
	October 31,		October 31,		October 31,
	2025		2024		2023
Products sales – Non-franchisees	535,760	21%	355,832	15%	302,505	12%
Product sales – Franchisees	478,274	19%	351,399	15%	346,240	14%
Franchise fees	1,510,809	60%	1,674,620	70%	1,810,357	74%
Amount	2,524,843	100%	2,381,851	100%	2,459,102	100%

Direct costs comprised of the following:

	Year Ended
	October 31, 2025		October 31, 2024		October 31, 2023
Products sales – Non-franchisees	21,982	15%	21,390	11%	45,770	15%
Product sales – Franchisees	107,344	75%	67,593	35%	96,015	31%
Franchise fees	13,200	10%	106,353	54%	169,204	54%
Amount	142,526	100%	195,336	100%	310,989	100%

Gross profit comprised of the following:

	Year Ended
	October 31, 2025		October 31, 2024		October 31, 2023
Productssales – Non-franchisees	513,778	22%	334,422	15%	256,735	12%
Product sales – Franchisees	370,930	16%	283,806	13%	250,225	12%
Franchise fees	1,497,609	62%	1,568,267	72%	1,641,153	76%
Amount	2,382,317	100%	2,186,515	100%	2,148,113	100%